Commitments and Credit Risk - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Credit Risk [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates	$ 9,200,000	$ 7,300,000
Standby letters of credit
Commitments and Credit Risk [Line Items]
Letters of Credit Outstanding, Amount	220,000	120,000
Minimum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	60 days
Maximum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	90 days
Commercial Lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	13,900,000	11,500,000
Consumer Lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	35,600,000	35,300,000
Installment laons
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	6.70%	8.60%
Real estate loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	26.60%	26.70%
Deposits with Federal Reserve Bank of Cleveland	$ 34,400,000	$ 18,300,000
Commercial Real Estate Other Receivable
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	66.70%	64.70%